U.S. Bancorp (Parent Company) - Condensed Income Statement of Parent Company Only (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income
Other income	$ 1,040	$ 569	$ 743
Expense
Interest expense	1,453	1,681	2,138
Other expense	1,978	1,695	1,957
Income before income taxes	7,995	7,764	7,726
Applicable income taxes	2,087	2,032	2,236
Net income attributable to U.S. Bancorp	5,851	5,836	5,647
Parent Company [Member]
Income
Interest from subsidiaries	123	118	96
Other income	64	66	149
Total income	4,075	6,293	499
Expense
Interest expense	335	325	393
Other expense	90	81	122
Total expense	425	406	515
Income before income taxes	3,650	5,887	(16)
Applicable income taxes	(94)	(88)	(85)
Income of parent company	3,744	5,975	69
Equity in undistributed income (losses) of subsidiaries	2,107	(139)	5,578
Net income attributable to U.S. Bancorp	5,851	5,836	5,647
Bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	3,850	6,100	250
Non-bank Subsidiaries [Member] | Parent Company [Member]
Income
Dividends from subsidiaries	$ 38	$ 9	$ 4